Restructuring, Repositioning, And Efficiency (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring And Related Activities [Abstract]
Schedule Of Restructuring And Repositioning Liability
Activity in the restructuring and repositioning liability for the years ended December 31, 2013, 2012, and 2011 is presented in the following table, along with other restructuring and repositioning expenses recognized.

	2013		2012		2011
(Dollars in thousands)	Expense	Liability	Expense	Liability	Expense	Liability
Beginning balance	$-	$19,775	$-	$12,026	$-	$9,108
Severance and other employee related costs	3,691	3,691	22,897	22,897	16,614	16,614
Facility consolidation costs	131	131	46	46	1,909	1,909
Other exit costs, professional fees, and other	-	-	111	111	108	108
Total accrued	3,822	23,597	23,054	35,080	18,631	27,739
Payments related to:
Severance and other employee related costs		19,051		12,138		11,464
Facility consolidation costs		677		1,884		2,457
Other exit costs, professional fees, and other		-		15		111
Accrual reversals		743		1,268		1,681
Restructuring and repositioning reserve balance		$3,126		$19,775		$12,026

Other restructuring and repositioning expense:
Mortgage banking expense on servicing sales	2,192		2,635		-
(Gains)/losses on divestitures	(1,000)		(865)		(11,361)
Impairment of premises and equipment	385		22		478
Impairment of intangible assets	-		-		10,100
Impairment of other assets	-		12		-
Other	(96)		-		9,040
Total other restructuring and repositioning expense	1,481		1,804		8,257
Total restructuring and repositioning charges	$5,303		$24,858		$26,888

Schedule Of Cumulative Costs Associated With Restructuring, Repositioning, And Efficiency Initiatives
FHN began initiatives related to restructuring in second quarter 2007. Consequently, the following table presents cumulative amounts incurred to date through December 31, 2013, for costs associated with FHN’s restructuring, repositioning, and efficiency initiatives:

(Dollars in thousands)	Total Expense
Severance and other employee related costs	$104,384
Facility consolidation costs	40,827
Other exit costs, professional fees, and other	19,165
Other restructuring and repositioning expense:
Loan portfolio divestiture	7,672
Mortgage banking expense on servicing sales	26,002
(Gains)/losses on divestitures	(718)
Impairment of premises and equipment	22,782
Impairment of intangible assets	48,231
Impairment of other assets	40,504
Other	7,478
Total restructuring and repositioning charges incurred to date as of December 31, 2013	$316,327